Stock-Based Compensation - Restricted Shares Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Weighted Average Grant Date Fair Value Per Share
Granted (dollars per share)	$ 17.04
Nonvested at December 31, 2013 (dollars per share)		17.04
Restricted Stock Units (RSUs)
Restricted Stock Units
Nonvested at December 31, 2012 (in shares)		0
Granted (in shares)		49,634
Vested (in shares)		0
Forfeited (in shares)		0
Nonvested at December 31, 2013 (in shares)		49,634